Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Earnings [Abstract]
Revenue	$ 1,467,550	$ 1,459,050	$ 1,430,789
Cost of products sold	991,648	995,907	981,137
Selling and administrative expenses	303,540	271,935	258,829
Operating Income	172,362	191,208	190,823
Interest expense	16,147	16,901	19,439
Earnings Before Income Taxes	156,215	174,307	171,384
Income taxes	42,920	50,399	50,900
Net Earnings	$ 113,295	$ 123,908	$ 120,484
Earnings per share:
Basic (in dollars per share)	$ 2.28	$ 2.50	$ 2.42
Diluted (in dollars per share)	$ 2.27	$ 2.49	$ 2.41
Average common shares outstanding:
Basic (in shares)	49,755	49,596	49,746
Diluted (in shares)	49,934	49,822	49,937